Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of share-based payment arrangements [Abstract]
Schedule of - Share Options Outstanding, Shares under the Executive Share Ownership Plan, Shares under CFO Buyout	Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2025		2024
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	797,624,786	42.30	1,311,205,148	31.70
Granted	119,602,764	74.35	200,820,157	52.35
Exercised	(189,981,525)	39.40	(663,187,372)	24.60
Forfeited	(24,349,649)	43.66	(17,375,716)	39.01
Cancelled	(15,760,828)	47.99	(27,852,684)	40.70
Expired	(1,816,675)	39.45	(5,984,747)	35.40
Outstanding at 31 December	685,318,873	48.52	797,624,786	42.30
Exercisable at 31 December	178,806	39.40	955,281	24.25

	2025		2024
	Number of options	Weighted average exercise price (pence)	Number of options	Weighted average exercise price (pence)
Outstanding at 1 January	15,578,997	nil	26,131,255	nil
Granted	–	nil	768,170	nil
Exercised	(6,945,829)	nil	(10,815,436)	nil
Forfeited	(253,070)	nil	(488,091)	nil
Lapsed	–	nil	(16,901)	nil
Outstanding at 31 December	8,380,098	nil	15,578,997	nil
Exercisable at 31 December	200,359	nil	988,243	nil

	2025 Number of options	2024 Number of options
Outstanding at 1 January	3,968,909	5,337,899
Exercised	(1,368,990)	(1,368,990)
Outstanding at 31 December	2,599,919	3,968,909

	2025 Number of shares	2024 Number of shares
Outstanding at 1 January	22,123,194	39,804,293
Vested	(10,254,907)	(18,490,246)
Forfeited	–	(33,055)
Dividend award	–	842,202
Outstanding at 31 December	11,868,287	22,123,194

	2025 Number of shares	2024 Number of shares
Outstanding at 1 January	195,879,295	262,409,389
Vested	(62,272,967)	(53,608,504)
Forfeited	(4,809,902)	(12,921,590)
Outstanding at 31 December	128,796,426	195,879,295

Schedule of Movements in Share-Based Payments

	2025 Number of shares	2024 Number of shares
Outstanding at 1 January	75,063,395	–
Granted	46,999,778	75,063,395
Outstanding at 31 December	122,063,173	75,063,395

	2025	2024
	Number of shares	Number of shares
Outstanding at 1 January	2,865,027	–
Granted	3,679,148	3,593,397
Vested	(1,747,624)	(728,370)
Outstanding at 31 December	4,796,551	2,865,027

Schedule of Assumptions Used for Calculating Benefit Plans	The fair value calculations at 31 December 2025 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

	SAYE	Executive Share Plans	Long Term Share Plan
Weighted average risk-free interest rate	3.87%	3.81%	4.13%
Weighted average expected life	3.3 years	1.5 years	4.4 years
Weighted average expected volatility	25%	25%	27%
Weighted average expected dividend yield	5.0%	6.0%	6.0%
Weighted average share price	£0.84	£0.80	£0.71
Weighted average exercise price	£0.74	nil	nil